Debt - SVB Loan Payable and Net Discount or Premium Balances (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Total future payments	$ 30,000
SVB Loan payable
Debt Instrument [Line Items]
Principal amount of SVB loan payable	30,000
Final payment amount of SVB loan payable	1,500
Net premium associated with accretion of final payment and other debt issuance costs	(4,139)
Total future payments	27,361
Less SVB loan payable, current portion	0
SVB loan payable, noncurrent portion	$ 27,361